Goodwill and Intangibles - Schedule of Future Amortization Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 195,704
2022	193,094
2023	189,512
2024	188,549
2025	183,401
Thereafter	602,536
Total amortization expense	$ 1,552,796	$ 1,700,596